Consolidated and combined statements of cash flows - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net income for the year	$ 338,361	$ 472,142	$ 299,267
Adjustments for:
Income tax expense	542,768	232,692	150,179
Depreciation and amortization of non-current assets and right of use assets	43,688	38,394	25,962
Interest expense recognized in profit or loss	80,253	85,429	86,343
Interest income recognized in profit or loss	(10,930)	(7,028)	(6,707)
Loss (gain) on disposal of non-current assets	9,216		(11,970)
Share-based payment expense	32,910
Changes in fair value of warrants	851,520
Unrealized loss in valuation of derivative financial instruments	287,985	15,680	16,629
Total adjustments	2,175,771	837,309	559,703
(Decrease) increase in:
Trade accounts receivable	(510,719)	(48,311)	(50,843)
Trade accounts receivable from related parties	610	(610)	22
Inventory	(928,472)	(43,348)	(160,312)
Prepaid expenses and other assets	(95,532)	(40,263)	(31,329)
Accounts payable to suppliers and accrued expenses	1,604,591	101,857	238,927
Provisions	104,319	7,703	(3,496)
Value-added tax payable	(3,596)	12,675	(2,909)
Statutory employee profit sharing	2,348	2,290	1,470
Employee benefits	(743)	351	308
Income taxes paid	(526,321)	(224,207)	(213,327)
Net cash provided by operating activities	1,822,256	605,446	338,214
Investing activities:
Payments of fixed and intangible assets	(617,686)	(182,625)	(21,268)
Proceeds from disposal of fixed assets	18,270		28,110
Interest received	10,930	7,028	6,707
Restricted cash	(42,915)
Net cash (used in) provided by investing activities	(631,401)	(175,597)	13,549
Financing activities:
Proceeds from borrowings	1,712,207	104,500	50,000
Repayment of borrowings	(1,757,112)	(83,041)	(35,085)
Interest paid on borrowings	(121,297)	(82,654)	(85,159)
Restricted cash		22,940	(2,001)
Lease payments	(8,825)	(12,325)
Cash received for issuance of shares	250,295
Dividends paid	(830,000)	(342,955)	(235,124)
Payments made to shareholders			(97,866)
Net cash used in financing activities	(754,732)	(395,535)	(405,235)
Increase (decrease) in cash and cash equivalents	436,123	36,314	(53,472)
Cash and cash equivalents at the beginning of year	213,697	177,383	230,855
Cash and cash equivalents at the end of year	$ 649,820	$ 213,697	$ 177,383